Inventories - Schedule of Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Inventories
Finished goods	¥ 274,845		¥ 121,436
Raw materials	22,837		21,116
Inventories	297,682	$ 42,568	142,552
Write-downs of inventories	¥ 36,999		¥ 24,344	¥ 35,695